PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	$ 3,429.0	$ 3,569.8
Balance at the end of the year	3,379.0	3,429.0	$ 3,569.8
Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	8,516.8	8,327.6
Additions	501.3	549.2
Net change in additions financed with accounts payable	(15.4)	3.2
Reclassification	72.5
Reclassification to assets held for sale		(84.0)
Retirement, disposals and other	(98.4)	(279.2)
Balance at the end of the year	8,976.8	8,516.8	8,327.6
Accumulated depreciation and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(5,087.8)	(4,757.8)
Reclassification to assets held for sale		11.5
Depreciation	596.4	608.9
Retirement, disposals and other	86.4	267.4
Balance at the end of the year	(5,597.8)	(5,087.8)	(4,757.8)
Land, buildings and leasehold improvements
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	318.0
Balance at the end of the year	323.2	318.0
Land, buildings and leasehold improvements | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	544.4	612.9
Additions	22.5	20.0
Net change in additions financed with accounts payable	0.5
Reclassification	3.4	2.1
Reclassification to assets held for sale		(84.0)
Retirement, disposals and other	(3.5)	(6.6)
Balance at the end of the year	567.3	544.4	612.9
Land, buildings and leasehold improvements | Accumulated depreciation and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(226.4)	(221.7)
Reclassification to assets held for sale		11.5
Depreciation	20.1	18.8
Retirement, disposals and other	2.4	2.6
Balance at the end of the year	(244.1)	(226.4)	(221.7)
Machinery and equipment
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	492.3
Balance at the end of the year	501.6	492.3
Machinery and equipment | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	1,872.2	1,751.2
Additions	107.8	151.4
Net change in additions financed with accounts payable	(6.0)	1.8
Reclassification	86.0	3.1
Retirement, disposals and other	(74.7)	(35.3)
Balance at the end of the year	1,985.3	1,872.2	1,751.2
Machinery and equipment | Accumulated depreciation and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(1,379.9)	(1,221.7)
Depreciation	174.0	191.8
Retirement, disposals and other	70.2	33.6
Balance at the end of the year	(1,483.7)	(1,379.9)	(1,221.7)
Telecommunication networks
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	2,527.7
Balance at the end of the year	2,457.2	2,527.7
Telecommunication networks | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	6,009.2	5,917.3
Additions	252.5	293.8
Net change in additions financed with accounts payable	(5.4)	(11.9)
Reclassification	88.8	41.5
Retirement, disposals and other	(17.9)	(231.5)
Balance at the end of the year	6,327.2	6,009.2	5,917.3
Telecommunication networks | Accumulated depreciation and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(3,481.5)	(3,314.4)
Depreciation	402.3	398.3
Retirement, disposals and other	13.8	231.2
Balance at the end of the year	(3,870.0)	(3,481.5)	$ (3,314.4)
Telecommunication networks, component
Changes in the net carrying amount of property, plant and equipment
Estimated useful life of fixed assets			5 years	15 years
Increase in depreciation			$ 21.0
Projects under development
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	91.0
Balance at the end of the year	97.0	91.0
Projects under development | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	91.0	46.2
Additions	118.5	84.0
Net change in additions financed with accounts payable	(4.5)	13.3
Reclassification	(105.7)	(46.7)
Retirement, disposals and other	(2.3)	(5.8)
Balance at the end of the year	$ 97.0	$ 91.0	$ 46.2